Regulatory Matters and Stockholders' Equity (Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Regulatory Matters and Stockholders' Equity [Abstract]
Total capital (to risk weighted assets), Amount	$ 122,917	$ 113,091
Total capital (to risk weighted assets) For Capital Adequacy Purposes, Amount	70,248	64,126
Total capital (to risk weighted assets) To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 87,810	$ 80,158
Total capital (to risk weighted assets), Ratio	14.00%	14.11%
Total capital (to risk weighted assets) For Capital Adequacy Purposes, Ratio	8.00%	8.00%
Total capital (to risk weighted assets) To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	10.00%	10.00%
Tier 1 capital (to risk weighted assets), Amount	$ 114,465	$ 105,457
Tier 1 capital (to risk weighted assets) For Capital Adequacy Purposes, Amount	52,686	48,095
Tier 1 capital (to risk weighted assets) To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 70,248	$ 64,126
Tier 1 capital (to risk weighted assets), Ratio	13.04%	13.16%
Tier 1 capital (to risk weighted assets) For Capital Adequacy Purposes, Ratio	6.00%	6.00%
Tier 1 capital (to risk weighted assets) To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	8.00%	8.00%
Common Equity Tier 1 capital (to risk-weighted assets), amount	$ 114,465	$ 105,457
Common Equity Tier 1 capital (to risk-weighted assets), for Capital Adequacy Purposes, amount	39,515	36,071
Common Equity Tier 1 capital (to risk-weighted assets) to be Well Capitalized under Prompt Corrective Action Provision, amount	$ 57,077	$ 52,103
Common Equity Tier 1 capital (to risk-weighted assets), Ratio	13.04%	13.16%
Common Equity Tier 1 capital (to risk-weighted assets) For Capital Adequacy Purposes, Ratio	4.50%	4.50%
Common Equity Tier 1 capital (to risk-weighted assets) to be Well Capitalized under Prompt Corrective Action Provision	6.50%	6.50%
Tier 1 capital (to average assets), Amount	$ 114,465	$ 105,457
Tier 1 capital (to average assets) For Capital Adequacy Purposes, Amount	46,619	45,075
Tier 1 capital (to average assets) To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 58,273	$ 56,343
Tier 1 capital (to average assets), Ratio	9.82%	9.36%
Tier 1 capital (to average assets) For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Tier 1 capital (to average assets) To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	5.00%	5.00%